Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2025
Accounts receivable, net
Schedule of accounts receivable

	As of December 31,
	2024	2025
	RMB	RMB	US$
Accounts receivable	55,720	49,723	7,110
Less: allowance for credit losses	(4,916)	(6,495)	(928)
Total accounts receivable, net	50,804	43,228	6,182

Schedule of movement in allowance for credit losses

	2024	2025
	RMB	RMB	US$
Balance at beginning of year	5,331	4,916	703
Provisions	1,362	3,320	475
Write-offs	(1,777)	(1,741)	(250)
Balance at end of year	4,916	6,495	928